                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                       Registration No. 33-86642
                                                                    and 811-8874


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FOUR
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                               DATED JULY 9, 2001

================================================================================

THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS DATED JULY 9, 2001, EXCEPT THE SUPPLEMENT DATED MAY 17, 2001 AND JULY 9, 2001.

As of July 1, 2001, WM Advisors, Inc. replaces Goldman Sachs Asset Management as the investment sub-adviser to the Asset Allocation Portfolio. The portfolio's name and investment objective have not changed. Currently, the fee structure for management of the Asset Allocation Portfolio is the same.

If you purchased your contract on or after September 27, 2001, the one-year fixed account option is not available for investment of initial or subsequent Purchase Payments. The one-year DCA fixed account option remains available in accordance with its terms.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH ON PAGE 8 OF THE PROSPECTUS FOLLOWING THE HEADING PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY:

The minimum initial Purchase Payment is $10,000 and subsequent Purchase Payments of $500 or more may be added to your contract. Prior Company approval is required to accept Purchase Payments greater than $500,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $500,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owners' and/or annuitant's social security or federal tax identification number for purposes of determining which contracts and/or purchase payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.

THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING DOLLAR COST AVERAGING ON PAGE 10 OF THE PROSPECTUS:

Fixed account options are not available as target accounts for the DCA program.

THE FOLLOWING IS INSERTED IN THE DEATH BENEFIT SECTION PRIOR TO THE SECTION TITLED ESTATEPLUS ON PAGE 13 OF THE PROSPECTUS:

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.


Date:  October 22, 2000

                Please keep this supplement with your prospectus.
                                        1

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

      1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

      2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced contract value on the date of the withdrawal; or

      3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

      1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

      2.    Net Purchase Payments; or

      3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

      -     you are age 81 or older at the time of contract issue; or

      -     you are age 90 or older at the time of your death.

THE FOLLOWING REPLACES ALL 3 PARAGRAPHS UNDER THE HEADING INSURANCE CHARGES ON PAGE 14 OF THE PROSPECTUS:

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates


Date:  October 22, 2000

                Please keep this supplement with your prospectus.
                                        2
the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE HEADING INCOME OPTIONS ON PAGE 15 OF THE PROSPECTUS:

      Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE TAXES SECTION OF THE PROSPECTUS ON PAGE 18 PRECEDING THE HEADING DIVERSIFICATION:

      CONTRACTS OWNED BY A TRUST OR CORPORATION A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified contract.

      GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding the potential tax consequences of gifting, assigning or pledging a Non-Qualified contract.

THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING THE SEPARATE ACCOUNT ON PAGE 18 OF THE PROSPECTUS:

      Assets in the separate account are not guaranteed by Anchor National.

THE FOLLOWING IS INSERTED IN APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION DIRECTLY ABOVE SECTION B TITLED THE ESTATEPLUS BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH:

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation


Date:  October 22, 2000

                Please keep this supplement with your prospectus.
                                        3

      Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following information describes death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

   1.    Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

      a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

      b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

      c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

      a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

      b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

      c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

   2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:


Date:  October 22, 2000

                Please keep this supplement with your prospectus.
                                        4

      a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

      b.    Continuation Net Purchase Payments; or

      c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

      a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

      b.    Net Purchase Payments received since the original issue date; or

      c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


Date:  October 22, 2000

                Please keep this supplement with your prospectus.

                                        5